Uncategorized Items
[us-gaap_SharesOutstanding]	33,968,978	2,037,252	0	0	1,501,418	2,276
[us-gaap_StockholdersEquity]							547,772,000	1,991,000	621,568,000	340,000	(46,326,000)	(29,801,000)	0	0	0	0	0	(1,165,000)	400,231,000	15,000	(81,856,000)	(708,000)